TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
TAXES
Schedule of components of the income tax provision

	2025	2024
	Unaudited	Unaudited
Current tax expense (benefit)
PRC	$—	$—
Hong Kong	—	—
Singapore	(25,546)	—
Japan	1	—
Total	(25,545)	$—

Deferred tax (benefit)
PRC	340	(29,895)
Hong Kong	(65,648)	(149,518)
Singapore	(350)	—
Japan	(8,124)	—
Total	(73,782)	(179,413)

Total income tax benefit	$(99,327)	$(179,413)

	2024	2023	2022
Current tax expense
PRC	$—	$—	$33,593
Hong Kong	—	198,615	—
Singapore	45,589	—	—
Total current income tax expense	45,589	$198,615	$33,593

Deferred tax expense
PRC	$119,608	$58,716	$(102,129)
Hong Kong	(78,403)	—	—
Singapore	(483)	—	—
Total deferred income tax expense	40,722	58,716	(102,129)

Total income tax expense	$86,311	$257,331	$(68,536)

Schedule of income/(loss) before provision for income taxes

	2025	2024
PRC	$(971,211)	$(432,079)
Hong Kong and other jurisdictions	(4,083,089)	(1,812,345)
Loss before income taxes	$(5,054,300)	$(2,244,424)

	2024	2023	2022
PRC	$(941,937)	$(689,505)	$64,151
Hong Kong	(950,349)	1,109,065	—
Singapore	265,329	—	—
Cayman	323,543	—	—
Total Income before Income Taxes	$(1,303,414)	$419,560	$64,151

Schedule of effective tax rate reconciliation

	2025	2024
Income tax (benenfit) at PRC statutory income tax rate	$(1,249,323)	$(561,106)
Impact of different tax rates in other jurisdictions	841,204	154,049
Effect of preferential tax rate	259,890	235,934
Super deduction of qualified R&D expenditures *	(8,597)	(8,581)
Effect of change in valuation allowance	50,437	196
Non-deductible items and other **	7,062	95
Income tax benefit	$(99,327)	$(179,413)
*

According to laws and regulations promulgated by the State Administration of Tax of the PRC effective October 1, 2022, enterprises engaging in research and development activities may claim an additional tax deduction of 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and other represent excess expenses and losses not deductible for PRC tax purposes.

	2024	2023	2022
Income tax expense (benefit) at PRC statutory income tax rate	$(325,853)	$104,890	$16,038
Impact of different tax rates in other jurisdictions	(21,332)	(94,271)	—
Effect of PRC preferential tax rate	266,791	116,831	3,499
Effect of change in tax rate	—	233,082	—
Super deduction of qualified R&D expenditures *	(26,306)	(28,390)	(93,185)
Effect of change in valuation allowance	187,751	(111,786)	5,653
Net operating losses expired	5,096	—	—
Non-deductible items and others **	164	36,975	(541)
Income tax expense	$86,311	$257,331	$(68,536)
*

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of summary of deferred tax assets and liabilities

	March 31,	September 30,
	2025	2024
		audited
Deferred tax assets:
Allowance for credit losses	$56,801	$40,273
Net operating losses	460,122	392,874
Operating lease liabilities	624	2,254
Total deferred tax assets	517,547	435,401
Less: Valuation allowance	(258,673)	(215,526)
Total deferred tax assets, net of valuation allowance	258,874	219,875

Deferred tax liabilities:
Effect of temporary difference *	(94,981)	(129,176)
Fair value increment on appraisal	(69,771)	—
Operating lease right of use assets	(624)	(2,254)
Total deferred tax liabilities	(165,376)	(131,430)
Total deferred tax assets, net	$93,498	$88,445
*	Mainly due to effect of temporary difference

	2024	2023
Deferred tax assets:
Allowance for doubtful accounts	$40,273	$31,708
Net operating losses	392,874	238,515
Lease liability	2,254	2,436
Total deferred tax assets	435,401	272,659
Less: Valuation allowance	(215,526)	(21,910)
Total deferred tax assets, net of valuation allowance	219,875	250,749

Deferred tax liabilities:
Effect of temporary difference *	(129,176)	(124,942)
Right of use asset	(2,254)	(2,436)
Total deferred tax liabilities	(131,430)	(127,378)
Total deferred tax assets, net	$88,445	$123,371
*	Mainly due to revenue recognition differences

Schedule of movement in valuation allowance

	2025	2024
Beginning balance	$215,526	$21,910
Additions	56,808	196
Reversals	(6,379)	—
Foreign currency translation adjustments	(7,282)	229
Ending balance	$258,673	$22,336

	2024	2023	2022
Beginning balance	$21,910	$133,333	$178,259
Additions	192,863	257	37
Reversals	(5,111)	(112,043)	(30,597)
Foreign currency translation adjustments	5,864	363	(14,366)
Ending balance	$215,526	$21,910	$133,333

Schedule of taxes payable

	March 31,	September 30,
	2025	2024
		audited
PRC	$90,316	$93,393
Hong Kong	199,920	200,193
Singapore	19,997	47,631
Total taxes payable	$310,233	$341,217

	2024	2023
PRC	$93,393	$89,829
Hong Kong	200,193	198,621
Singapore	47,631	—
Total taxes payable	$341,217	$288,450